Revenue and segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Revenue and segmented information
Schedule of operating performance of reporting segments

	Space			Corporate and
Year ended December 31, 2017	Systems	Imagery	Services	eliminations	Total
Revenues:
External revenue	$1,259.6	$228.4	$143.2	$—	$1,631.2
Intersegment eliminations	10.2	1.7	1.4	(13.3)	—
	1,269.8	230.1	144.6	(13.3)	1,631.2
Segment earnings:
Adjusted EBITDA	231.9	147.6	23.4	(24.2)	378.7
Depreciation and amortization	40.6	40.6	5.9	0.6	87.7
	191.3	107.0	17.5	(24.8)	291.0
Capital expenditures:
Property, plant and equipment	51.4	4.7	2.0	0.2	58.3
Intangible assets	64.3	22.0	0.2	0.2	86.7
	115.7	26.7	2.2	0.4	145.0

	Space			Corporate and
Year ended December 31, 2016	Systems	Imagery	Services	eliminations	Total
Revenues:
External revenue	$1,417.2	$41.0	$99.3	$—	$1,557.5
Intersegment eliminations	3.6	0.8	0.4	(4.8)	—
	1,420.8	41.8	99.7	(4.8)	1,557.5
Segment earnings:
Adjusted EBITDA	246.0	22.4	20.3	(21.1)	267.6
Depreciation and amortization	41.3	0.2	3.4	0.1	45.0
	204.7	22.2	16.9	(21.2)	222.6
Capital expenditures:
Property, plant and equipment	39.2	0.3	0.9	1.2	41.6
Intangible assets	59.7	—	1.4	0.4	61.5
	98.9	0.3	2.3	1.6	103.1

Schedule of reconciliation to earnings (loss) before income taxes

	For the year ended
	December 31,
	2017	2016
Segment earnings	$291.0	$222.6
Amortization of acquisition related intangible assets	79.4	32.4
Foreign exchange differences	(11.5)	2.8
Share-based compensation expense (note 22(f))	57.9	14.7
Other expense (note 8)	119.4	5.9
Earnings before interest and taxes	45.8	166.8
Finance income	(1.3)	(0.3)
Finance expense	82.5	37.6
Earnings (loss) before income taxes	$(35.4)	$129.5

Schedule of primary sources of revenue

	For the year ended
	December 31,
	2017	2016
Construction contracts	$1,183.2	$1,342.4
Service contracts	448.0	215.1
	$1,631.2	$1,557.5

Schedule of revenue based on geographic location of customer

	For the year ended
	December 31,
	2017	2016
Revenue:
United States	$743.8	$447.2
Canada	329.9	424.4
Asia	295.3	311.9
Europe	207.1	284.5
Australia	29.6	29.7
South America	16.7	58.1
Other	8.8	1.7
	$1,631.2	$1,557.5

Schedule of revenue from significant customers

	For the year ended
	December 31,
	2017	2016
Commercial:
Customer 1	$119.9	$197.1
Government:
Canadian Federal Government and agencies	$194.3	$212.3
U.S. Federal Government and agencies	293.8	97.5

Schedule of non-current non-financial assets, property, plant and equipment, intangible assets and goodwill located geographically

	December 31,	December 31,
	2017	2016
United States	$5,103.5	$1,268.2
Canada	142.7	126.9
Europe	0.2	0.2
	$5,246.4	$1,395.3